Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 2. INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and approximate fair values of securities available for sale are as follows:

	Amortized Cost	Unrealized		Fair Value
September 30, 2018		Gains	Losses
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$2,014	$—	$108	$1,906
Residential mortgage-backed securities	27,197	—	1,149	26,048
Corporate bonds and other debt securities	5,678	—	183	5,495

Total available for sale	$34,889	$—	$1,440	$33,449

	Amortized Cost	Unrealized		Fair Value
December 31, 2017		Gains	Losses
	(Dollars in thousands)
Available for sale:				—
U.S. Government agencies	$2,010	$—	$61	$1,949
Residential mortgage-backed securities	30,156	—	527	29,629
Corporate bonds and other debt securities	5,711	—	46	5,665

Total available for sale	$37,877	$—	$634	$37,243

There were no securities pledged at September 30, 2018 or December 31, 2017, respectively.

The amortized cost and estimated fair value of securities available for sale, by contractual maturity, are as follows:

September 30, 2018	Amortized Cost	Fair Value
	(Dollars in thousands)
Available for sale:
Due in one year or less	$—	$—
Due after one year through five years	4,117	3,998
Due after five years through ten years	3,098	2,954
Due after ten years	477	449
Residential mortgage-backed securities	27,197	26,048

Total available for sale	$34,889	$33,449

For purposes of the maturity table, residential mortgage-backed securities, the principal of which are repaid periodically, are presented as a single amount. The expected lives of these securities will differ from contractual maturities because borrowers may have the right to prepay the underlying loans with or without prepayment penalties.

The following tables present the estimated fair values and gross unrealized losses on investment securities available for sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position as of the periods presented:

	Less than 12 Months		12 Months or More		Total
September 30, 2018	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$—	$—	$1,906	$108	$1,906	$108
Residential mortgage-backed securities	1,121	63	24,927	1,086	26,048	1,149
Corporate bonds and other debt securities	2,551	81	2,944	102	5,495	183

Total available for sale	$3,672	$144	$29,777	$1,296	$33,449	$1,440

	Less than 12 Months		12 Months or More		Total
December 31, 2017	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$1,949	$61	$—	$—	$1,949	$61
Residential mortgage-backed securities	29,627	527	—	—	29,627	527
Corporate bonds and other debt securities	5,665	46	—	—	5,665	46

Total available for sale	$37,241	$634	$—	$—	$37,241	$634

At September 30, 2018, the Company’s securities portfolio consisted of 50 securities, 49 of which were in an unrealized loss position. Six of the 49 securities in an unrealized loss position at September 30, 2018 were in an unrealized loss position for less than 12 months. The unrealized losses for these securities resulted primarily from changes in interest rates and spreads.

The Company monitors its investment securities for other-than-temporary-impairment (“OTTI”). Impairment is evaluated on an individual security basis considering numerous factors, and its relative significance. The Company has evaluated the nature of unrealized losses in the investment securities portfolio to determine if OTTI exists. The unrealized losses relate to changes in market interest rates and specific market conditions that do not represent credit-related impairments. Furthermore, the Company does not intend to sell nor is it more likely than not that it will be required to sell these investments before the recovery of their amortized cost basis. Management has completed an assessment of each security in an unrealized loss position for credit impairment and has determined that no individual security was other-than-temporarily impaired at September 30, 2018. The following describes the basis under which the Company has evaluated OTTI:

U.S. Government Agencies and Residential Mortgage-Backed Securities (“MBS”):

The unrealized losses associated with U.S. Government agencies and residential MBS are primarily driven by changes in interest rates. These securities have either an explicit or implicit U.S. government guarantee.

Corporate Bonds & Other Debt Securities:

Securities are generally underwritten in accordance with the Company’s investment standards prior to the decision to purchase, without relying on a bond issuer’s guarantee in making the investment decision. These investments are investment grade and will continue to be monitored as part of the Company’s ongoing impairment analysis, but are expected to perform in accordance with their terms.

There were no securities sold for the three or nine months ended September 30, 2018 or 2017.

NOTE 3. INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and approximate fair values of securities available for sale are as follows:

	Amortized Cost	Unrealized		Fair Value
December 31, 2017		Gains	Losses
	(Dollars in thousands)
Available for sale:				—
U.S. Government agencies	$2,010	$—	$61	$1,949
Residential mortgage-backed securities	30,156	—	527	29,629
Corporate bonds and other debt securities	5,711	—	46	5,665

Total available for sale	$37,877	$—	$634	$37,243

	Amortized Cost	Unrealized		Fair Value
December 31, 2016		Gains	Losses
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$—	$—	$—	$—
Residential mortgage-backed securities	5	—	—	5
Corporate bonds and other debt securities	—	—	—	—

Total available for sale	$5	$—	$—	$5

There were no securities pledged at December 31, 2017 or 2016, respectively.

The amortized cost and estimated fair value of securities available for sale, by contractual maturity, are as follows:

December 31, 2017	Amortized Cost	Fair Value
	(Dollars in thousands)
Available for sale:
Due in one year or less	$—	$—
Due after one year through five years	4,142	4,110
Due after five years through ten years	3,104	3,035
Due after ten years	475	469
Residential mortgage-backed securities	30,156	29,629

Total available for sale	$37,877	$37,243

For purposes of the maturity table, residential mortgage-backed securities, the principal of which are repaid periodically, are presented as a single amount. The expected lives of these securities will differ from contractual maturities because borrowers may have the right to prepay the underlying loans with or without prepayment penalties.

The following tables present the estimated fair values and gross unrealized losses on investment securities available for sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position as of the periods presented:

	Less than 12 Months		12 Months or More		Total
December 31, 2017	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$1,949	$61	$—	$—	$1,949	$61
Residential mortgage-backed securities	29,627	527	—	—	$29,627	$527
Corporate bonds and other debt securities	5,665	46	—	—	5,665	46

Total available for sale	$37,241	$634	$—	$—	$37,241	$634

	Less than 12 Months		12 Months or More		Total
December 31, 2016	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
(Dollars in thousands)
Available for sale:
U.S. Government agencies	$—	$—	$—	$—	$—	$—
Residential mortgage-backed securities	—	—	—	—	—	—
Corporate bonds and other debt securities	—	—	—	—	—	—

Total available for sale	$—	$—	$—	$—	$—	$—

At December 31, 2017, the Company’s security portfolio consisted of 50 securities, of which 49 were in an unrealized loss position. All of the 49 securities in an unrealized loss position at December 31, 2017 were in an unrealized loss position for less than 12 months. The unrealized losses for these securities resulted primarily from changes in interest rates and spreads.

In October 2016, the Company sold its $6.7 million held-to-maturity investment portfolio and realized a gross pre-tax gain of $96 thousand to provide liquidity for its strong outlook for loan growth. In accordance with regulatory and accounting requirements, the Company is prohibited from classifying security purchases as held to maturity for a period of two years.

The Company monitors its investment securities for OTTI. Impairment is evaluated on an individual security basis considering numerous factors, and its relative significance. The Company has evaluated the nature of unrealized losses in the investment securities portfolio to determine if OTTI exists. The unrealized losses relate to changes in market interest rates and specific market conditions that do not represent credit-related impairments. Furthermore, the Company does not intend to sell nor is it more likely than not that it will be required to sell these investments before the recovery of their amortized cost basis. Management has completed an assessment of each security in an unrealized loss position for credit impairment and has determined that no individual security was other-than-temporarily impaired at December 31, 2017. The following describes the basis under which the Company has evaluated OTTI:

U.S. Government Agencies and Residential Mortgage-Backed Securities (“MBS”):

The unrealized losses associated with U.S. Government agencies and residential MBS are primarily driven by changes in interest rates. These securities have either an explicit or implicit U.S. government guarantee.

Corporate Bonds & Other Debt Securities:

Securities were generally underwritten in accordance with the Company’s investment standards prior to the decision to purchase, without relying on a bond issuer’s guarantee in making the investment decision. These investments are investment grade and will continue to be monitored as part of the Company’s ongoing impairment analysis, but are expected to perform in accordance with their terms.

There were no securities sold for the year ended December 31, 2017. Sale proceeds and gross realized gains and losses on the sale of securities available for sale are shown below. The cost of securities sold is based on the specific identification method.

	Years Ended December 31,
	2017	2016
	(Dollars in thousands)
Sale proceeds from sale of available for sale securities	$—	$5,308
Gross realized gains	$—	$—
Gross realized losses	—	(27)

Net realized gains (losses)	$—	$(27)